Accounts Receivable (Details) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Accounts Receivable
Accounts receivable	$ 393,029	2,473,683	2,218,801
Less: Allowance for doubtful accounts	(54,546)	(343,306)	(309,482)
Total accounts receivable, net	$ 338,483	2,130,377	1,909,319